Inventories, Net (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Inventories, Net [Line Items]
Provisions for inventories	$ 30,507	$ 99,138
Charge off	$ 21,405	$ 56,917